Share capital, stock options and other stock-based plans - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Jun. 23, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares, net		$ 126
Compensation expense		276	$ 451	$ 444	$ 736
Share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				130,000	137,151
Compensation cost not yet recognized		$ 595		$ 595
Compensation cost not yet recognized, period for recognition (in years)				1 year 6 months
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period (in years)				3 years
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common shares (in shares)	1,600,000	1,600,000
Issuance of common shares, net		$ 126
Issuance of common shares on exercise of share units (in shares)		0	24,273	20,521	68,071